Convertible loan (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of changes in convertible debt

The following table summarizes the changes in the convertible debt instrument during the six month period to June 30, 2023:

	Residual loan	Embedded derivative	Total
	£	£	£

Balance at December 31, 2022	653,484	2,439	655,923
Accrued interest	50,975	-	50,975
Modification of loan notes	(53,619)	699,464	645,845
Conversion of loan notes	(254,150)	-	(254,150)
Fair value adjustment	-	(578,877)	(578,877)
Currency adjustment	(31,525)	-	(31,525)
Balance at June 30, 2023	365,165	123,026	488,191

Schedule of valuation assumption on convertible debt

Conversion option

	April 3, 2023	June 30, 2023
Exercise price in USD	$1.00	$1.00
Share price in USD	$1.70	$0.54
Time to maturity	0.8 years	0.6 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.1%	4.1%
Dividend yield	-	-

Related share purchase warrants

	April 3, 2023	June 30, 2023
Exercise price in USD	$5.00	$5.00
Share price in USD	$1.700	$0.54
Time to maturity	5 years	4.8 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.5%	4.5%
Dividend yield	-	-